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                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

                        Supplement Dated March 1, 1996
                        to Prospectus Dated May 1, 1995
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        The Fixed Account is not available for purchase payments deposited into policies issued in the States of Washington, Oregon, and Maryland.